UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment  [ ];    Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cornerstone Advisors, Inc.
Address: 1075 Hendersonville Road, Suite 250
         Asheville, NC 28803





13F File Number : 028-10085


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ralph W. Bradshaw
Title:  President
Phone:  828-210-8184

Signature, Place and Date of Signing:

/s/ Ralph W. Bradshaw; Asheville, NC; February 9,2012
    ---------------------------------------------------

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers Included:             0

Form 13F Information Table Entry Total:      176

Form 13F Information Table Value Total:    178273




List of Other Included Managers:

No.  13F File Number     Name


 FORM 13F INFORMATION TABLE





NAME OF ISSUER
-TITLE OF CLASS-
--CUSIP--
Value (x$1000)
SHARES
INVESTMENT DISCRETION AND VOTING AUTHORITY






Abbott Laboratories
Common
002824100
1248
22200
Sole


Advent Claymore Conv Sec
Common
00764C109
553
37564
Sole


Advent/Claymore Glbl Conv Sec
Common
007639107
1170
185727
Sole


Aetna Inc.
Common
00817Y108
274
6500
Sole


AFLAC Inc.
Common
001055102
389
9000
Sole


AGIC Equity & Conv. Incm Fd
Common
00119P102
975
62510
Sole


AGIC Int'l & Prem Strategy Fd
Common
00119Q100
259
26200
Sole


Air Products & Chemicals
Common
009158106
298
3500
Sole


AllianceBernstein Incm Fd
Common
01881E101
1252
155160
Sole


Alpine Global Premier Prop Fd
Common
02083A103
276
52100
Sole


Altria Group Inc
Common
02209S103
824
27800
Sole


American Electric Power
Common
025537101
244
5900
Sole


American Express Co.
Common
025816109
632
13400
Sole


Amgen Inc.
Common
031162100
693
10800
Sole


Apache Corporation
Common
037411105
453
5000
Sole


Apollo Senior Floating Rt Fd
Common
037636107
525
32771
Sole


Apple Inc.
Common
037833100
4820
11900
Sole


AT&T Inc.
Common
00206R102
1939
64128
Sole


Becton Dickinson & Co.
Common
075887109
516
6900
Sole


Biogen Idec Inc.
Common
09062X103
440
4000
Sole


BlackRock Build America Bnd Fd
Common
09248X100
311
14578
Sole


BlackRock Diver. Inc. Strategy
Common
09255W102
476
50076
Sole


Blackrock Ecosolut. Invest Tr
Sh Ben Int
092546100
1178
150700
Sole


BlackRock Enh Eqty Div Tr
Sh Ben Int
09251A104
3257
460656
Sole


BlackRock Enhanced Cap & Inc
Common
09256A109
3301
268400
Sole


BlackRock Equity Div Trust
Sh Ben Int
09250N107
448
49444
Sole


BlackRock Floating Rate In Tru
Sh Ben Int
091941104
1117
82953
Sole


BlackRock Floating Rate Inc. I
Common
09255X100
634
47461
Sole


BlackRock Floating Rate Inc.II
Common
09255Y108
373
30231
Sole


Blackrock Global Opportunities
Common
092501105
1390
105197
Sole


Blackrock Intl Growth & Inc Tr
Sh Ben Int
092524107
2695
376343
Sole


Blackrock Real Asset Equity
Common
09254B109
462
43333
Sole


BlackRock Sr. High Income Fund
Common
09255T109
245
63759
Sole


Bristol-Myers Squibb Co.
Common
110122108
881
25000
Sole


Calamos Convt & High Inc
Common
12811P108
384
33200
Sole


Calamos Strategic Total Return
Common
128125101
747
89438
Sole


Capital One Financial Corp.
Common
14040H105
296
7000
Sole


Cardinal Health Inc.
Common
14149Y108
404
9950
Sole


Caterpillar Inc
Common
149123101
752
8300
Sole


CBS Corp. cl B
Common, Cl B
124857202
217
8000
Sole


Chevron Corp
Common
166764100
3004
28232
Sole


Cisco Systems Inc.
Common
17275R102
253
14000
Sole


Citigroup Inc
Common
172967424
250
9500
Sole


Clarion Global Real Est Inc
Common
12504G100
786
114937
Sole


Clough Global Allocat. Fd
Common
18913Y103
434
34000
Sole


Clough Global Equity Fund
Common
18914C100
530
44069
Sole


Clough Global Opps. Fund
Common
18914E106
476
45014
Sole


Coca-Cola Company
Common
191216100
1434
20500
Sole


Cohen & Steers Global Income B
Common
19248M103
984
105769
Sole


Comcast Cl A
Common, Cl A
20030N101
664
28025
Sole


ConocoPhillips
Common
20825C104
1747
23974
Sole


Costco Wholesale Corp
Common
22160K105
208
2500
Sole


Covidien Ltd
Common
G2554F113
275
6099
Sole


CSX Corporation
Common
126408103
316
15000
Sole


CVS Caremark Corp.
Common
126650100
670
16430
Sole


Deere & Company
Common
244199105
696
9000
Sole


Dell Inc.
Common
24702R101
307
21000
Sole


DIRECTV cl A
Common, Cl A
25490A101
641
15000
Sole


Dividend and Income Fund Inc
Common
25538A105
84
24466
Sole


Duke Energy Corp
Common
26441C105
559
25400
Sole


DuPont de Nemours & Co.
Common
263534109
655
14300
Sole


Eaton Vance Enh Equity Inc Fd
Common
278274105
3465
340363
Sole


Eaton Vance Enh. Eq. Inc Fd II
Common
278277108
4259
417128
Sole


Eaton Vance Floating-Rate Inc
Common
278279104
1706
119868
Sole


Eaton Vance Rsk Mgned Dv Fd
Common
27829G106
6981
667998
Sole


Eaton Vance Senior Floating
Common
27828Q105
1935
134535
Sole


Eaton Vance Senior Inc
Common
27826S103
646
98935
Sole


Eaton Vance Tax Adv Bnd & Optn
Common
27829M103
796
48070
Sole


Eaton Vance Tax Div Fund
Common
27828U106
1212
71312
Sole


Eaton Vance Tax-Managed Fund
Common
27828N102
7036
793247
Sole


Eaton Vance Tax-Mgd Buy-Wrt Op
Common
27828Y108
4696
400657
Sole


Eaton Vance Tx Mgd Gl By Wr
Common
27829C105
4873
474002
Sole


Eaton Vnce Tx Mgd By Wr Inc F
Common
27828X100
3015
234821
Sole


Emerson Electric Co.
Common
291011104
489
10500
Sole


Estee Lauder Cos Inc
Common
518439104
225
2000
Sole


EV Tax-Mangd Glob Div Eqty Inc
Common
27829F108
7268
881022
Sole


Exelon Corp
Common
30161N101
282
6500
Sole


Exxon Mobil Corporation
Common
30231G102
4402
51936
Sole


Federated Enhanced Trsry In Fd
Common
314162108
1523
106121
Sole


FedEx Corp
Common
31428X106
459
5500
Sole


Fifth Third Bancorp
Common
316773100
140
11000
Sole


First Trust / Ab Emerging Opp
Common
33731K102
522
29281
Sole


First Trust Active Div Inc Fnd
Common
33731L100
435
51895
Sole


First Trust Enhan Eqty Incm Fd
Common
337318109
256
23679
Sole


First Trust Specialty Finance
Common
33733G109
111
17550
Sole


Ford Motor Company
Common
345370860
108
10000
Sole


Franklin Resources, Inc.
Common
354613101
240
2500
Sole


Freeport-McMoRan Copper
Common
35671D857
266
7238
Sole


Gabelli Global Multimedia
Common
36239Q109
225
35993
Sole


Gabelli Healthcare&Wellness
Common
36246K103
252
35273
Sole


GDL Fund (The)
Common
361570104
409
34679
Sole


General American Investors Co.
Common
368802104
331
13300
Sole


General Dynamics Corp.
Common
369550108
345
5200
Sole


General Electric Co
Common
369604103
501
28000
Sole


General Mills Inc.
Common
370334104
323
8000
Sole


Gilead Sciences Inc.
Common
375558103
553
13500
Sole


Google Inc
Common
38259P508
2261
3500
Sole


Halliburton Company
Common
406216101
362
10500
Sole


Helios Strategic Income Fund,
Common
42328A203
103
18745
Sole


Home Depot Inc.
Common
437076102
824
19600
Sole


Honeywell Intl Inc
Common
438516106
489
9000
Sole


IBM Corp
Common
459200101
2960
16100
Sole


India Fund, Inc.
Common
454089103
198
10400
Sole


ING Gl. Adv. & Prem. Opp. Fd.
Common
44982N109
115
10704
Sole


ING Glb Eq Div & Prm Opp Fd
Common
45684E107
712
82389
Sole


ING Risk Managed Nat'l Res
Common
449810100
1110
97392
Sole


Intel Corporation
Common
458140100
1467
60500
Sole


Invesco Van Kamp Sr. Incm Tr
Sh Ben Int
46131H107
1267
295944
Sole


Invesco Van Kampen Dyn Credit
Common
46132R104
1376
130214
Sole


Japan Smaller Cap Fd Inc
Common
47109U104
1506
209699
Sole


Johnson & Johnson
Common
478160104
590
9000
Sole


JPMorgan Chase & Co
Common
46625H100
1773
53332
Sole


Kohl's Corporation
Common
500255104
247
5000
Sole


LMP Real Estate Income Fd Inc
Common
50208C108
302
32652
Sole


Lockheed Martin Corp.
Common
539830109
445
5500
Sole


Madison Strtg Sec Prm fd
Common
558268108
263
24712
Sole


Madison/Clay Cov Call & Eqty
Common
556582104
299
39985
Sole


Marathon Oil Corp
Common
565849106
290
9900
Sole


Marsh & McLennan Company Inc
Common
571748102
443
14000
Sole


McDonald's Corp.
Common
580135101
1545
15400
Sole


McKesson Corp
Common
58155Q103
335
4300
Sole


Medco Health Solutions Inc
Common
58405U102
280
5000
Sole


Merck & Co. Inc.
Common
58933Y105
1348
35767
Sole


Microsoft Corporation
Common
594918104
3214
123800
Sole


MLP & Strategic Equity Fund
Common
55312N106
639
37406
Sole


Morgan Stanley
Common
617446448
272
18000
Sole


MS China A Fund
Common
617468103
3276
169280
Sole


Neuberger Berman Real Est Sec
Common
64190A103
147
39247
Sole


Newmont Mining Corp
Common
651639106
360
6000
Sole


NextEra Energy, Inc.
Common
65339F101
304
5000
Sole


Norfolk Southern Corp
Common
655844108
291
4000
Sole


Nuveen Eq. Premium Opp. Fd.
Common
6706EM102
2185
191295
Sole


Nuveen Eqty Prm & Gwth Fund
Common
6706EW100
668
55316
Sole


Nuveen Equity Prem Advg
Common
6706ET107
991
86499
Sole


Nuveen Equity Prem Incm Fd
Common
6706ER101
1521
136060
Sole


Nuveen Global Government
Common
67073C104
312
22058
Sole


Nuveen Multi-Currency Short
Common
67090N109
147
12167
Sole


Nuveen Tax Adv Flt Rte Fd
Common
6706EV102
51
25003
Sole


Occidental Petroleum Corp
Common
674599105
918
9800
Sole


Oracle Corporation
Common
68389X105
1767
68872
Sole


PepsiCo, Inc.
Common
713448108
703
10600
Sole


Pfizer Inc.
Common
717081103
356
16462
Sole


Philip Morris Intl
Common
718172109
1601
20400
Sole


PNC Financial Services
Common
693475105
554
9600
Sole


Praxair, Inc.
Common
74005P104
481
4500
Sole


Prudential Financial Inc
Common
744320102
226
4500
Sole


Putnam Master Intrmt Incm Trst
Sh Ben Int
746909100
511
100567
Sole


Putnam Prem Inc Tr
Sh Ben Int
746853100
1078
207801
Sole


Qualcomm Inc.
Common
747525103
274
5000
Sole


Source Capital Inc.
Common
836144105
470
10000
Sole


Southern Company
Common
842587107
417
9000
Sole


Starbucks Corporation
Common
855244109
244
5300
Sole


Sysco Corporation
Common
871829107
302
10300
Sole


Target Corporation
Common
87612E106
630
12300
Sole


Time Warner Cable
Common
88732J207
252
3966
Sole


Time Warner Inc
Common
887317303
526
14566
Sole


TJX Companies Inc.
Common
872540109
613
9500
Sole


U.S. Bancorp
Common
902973304
592
21901
Sole


Union Pacific Corp.
Common
907818108
900
8500
Sole


United Parcel Service Inc.
Common
911312106
520
7100
Sole


United Technologies Corp
Common
913017109
556
7608
Sole


UnitedHealth Group, Inc.
Common
91324P102
735
14500
Sole


Verizon Communications, Inc.
Common
92343V104
1123
28000
Sole


Viacom Inc cl B
Common, Cl B
92553P201
338
7450
Sole


Virtus Total Return Fund
Common
92829A103
166
47297
Sole


W. Asset Claymore Infl-link Op
Common
95766R104
1541
122194
Sole


W. Asset/Claymore Infl-linked
Common
95766Q106
591
46795
Sole


Wal-Mart Stores, Inc.
Common
931142103
3149
52700
Sole


Walt Disney Company
Common
254687106
570
15200
Sole


Wells Fargo & Co
Common
949746101
1648
59800
Sole


Wells Fargo Adv Multi-Sctr Inc
Common
94987D101
280
18920
Sole


Wells Fargo Adv Utilities Fd
Common
94987E109
168
15020
Sole


Williams Companies
Common
969457100
231
7000
Sole


Xcel Energy Inc
Common
98389B100
263
9500
Sole


Yum! Brands Inc
Common
988498101
679
11500
Sole


Zweig Total Return
Common
989837109
2406
794190
Sole